Convertible Debentures	12 Months Ended
Jun. 30, 2022
Disclosure Of Redesignated Financial Assets And Liabilities Text Block Abstract
Convertible Debentures
9.	Convertible Debentures

In February 2021, the Company issued convertible debts (the “Debentures”) for a total of $865,263 (the “Subscribed Amount”). The Debentures were sold at a discount of approximately 5% for proceeds of $805,000, net of a $15,000 cash commission.

Under the terms of the Agreement, the Subscribed Amount plus interest accrued, at a rate which should be the higher of (i) 12% per annum or (ii) Wall Street Prime Rate + 7%, is convertible, at the option of the Debenture holder, into common shares of the Company at a price that is the lesser of (i) $1.25 per share or (ii) a 20% discount to the price of a Liquidity Transaction (defined below). The conversion feature expires (the “Expiry Date”) on the earlier of 24 months from execution, or the closing of a registered public offering (the “Liquidity Transaction”).

In the event of a default, interest accrues at the lesser of (i) 24% per annum or (ii) the maximum legally authorized rate. The Company has the right to repay the note prior to maturity at 110% of the then outstanding principal and interest. The Company must provide 30 days’ notice and the Lender shall have the right to convert prior to the 30-day notice expiration.

The Company determined the fair value of the conversion feature component upon initial recognition was $442,589. The residual $362,411 value of the $805,000 net proceeds received was allocated on a pro-rata basis between the debt component ($271,642) and the warrants component ($90,769) based on their relative fair values. The debt component was discounted at a rate of 20% and 346,104 subscriber warrants were valued using Black-Scholes, based on the following assumptions: expected life of 2.5 years, expected volatility of 70%, expected dividend yield of nil, risk-free interest of 0.18% - 0.22%, market price of $1.50, and an exercise price of $1.50. During the year ended June 30, 2022, the Company recognized accretion expense of $91,895 (2021 – $101,565) relating to accreting the debt component of the Debentures up to their principal value, and interest of $34,990 (2021 – $38,699).

The Company incurred $24,507 in transaction costs pursuant to the issuance of the Debentures, including paying a $15,000 cash commission, issuing 15,000 finders’ warrants (each a “Finder’s Warrants”) exercisable at $1.50 for the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange and $27 in bank charges. These costs, along with the $45,263 discount, are being amortized over the term of the Debentures. The 15,000 Finders’ Warrants were valued using Black-Scholes, based on the following assumption: expected life of 2.5 years, expected volatility of 70%, expected dividend yield of nil, risk-free interest rate of 0.18% - 0.22%, market price of $1.50, and an exercise price of $1.50.

During the year ended June 30, 2022, the Company amortized $56,512 (2021 – $13,284) of transaction costs and discount in the consolidated statements of loss and comprehensive loss, including $2,025 recorded to warrants reserve for the value of the Finders’ Warrants allocated to the warrants component in 2021.

On November 23, 2021, all debt holders exercised their conversion rights at a price of $1.25 per common share. As a result of the conversion, 751,163 common shares were issued.

The following table reflects the continuity of the Debentures for the years ended June 30, 2022 and 2021:

$
Balance, June 30, 2020	-
Principal value of convertible debentures	865,263
Discount on proceeds received	(45,263)
Cash commission	(15,000)
Allocation to conversion feature	(442,589)
Allocation to warrant	(90,769)
Value at initial recognition	271,642
Accretion expense	101,565
Interest expense	38,699
Amortization of transaction costs	11,233
Balance, June 30, 2021	423,139
Accretion expense	91,895
Interest expense	34,990
Amortization of transaction costs	50,617
Conversion of Debentures	(600,641)
Balance, June 30, 2022	-